Cover	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	POS AM
Amendment Flag	true
Amendment Description	On October 18, 2021, the registrant filed a Post-Effective Amendment No. 1 on Form S-1 to Form S-4 Registration Statement (Registration No. 333-256137), which was subsequently declared effective by the Securities and Exchange Commission on October 22, 2021. On April 19, 2022, the registrant filed a Post-Effective Amendment No. 2 on Form S-1 to Form S-4 Registration Statement (Registration No. 333-256137), which was subsequently declared effective by the Securities and Exchange Commission on April 28, 2022 (the “Registration Statement”). This post-effective amendment is being filed to include information contained in the registrant’s Annual Report on Form 10-K for the fiscal year ended December 31, 2022, and to update certain other information in the Registration Statement. No additional securities are being registered under this post-effective amendment. All applicable registration fees were paid in connection with the registration of an aggregate of 77,250,000 shares of common stock of the registrant pursuant to the Registration Statement on Form S-4 (Registration No. 333-256137) originally filed on May 14, 2021.
Entity Registrant Name	AIRSPAN NETWORKS HOLDINGS INC.
Entity Central Index Key	0001823882
Entity Tax Identification Number	85-2642786
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	777 Yamato Road,
Entity Address, Address Line Two	Suite 310
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33431
City Area Code	561
Local Phone Number	893-8670
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false